ACCOUNTS RECEIVABLE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 34,253	213,398	260,246
Allowance for doubtful accounts	(496)	(3,091)	(16,057)
Accounts receivable, net	33,757	210,307	244,189
Movement in allowance for doubtful accounts:
Balance at beginning of the year	2,577	16,057	1,431	2,000
Provisions for the year			15,377	1,431
Written back during the year	(2,081)	(12,966)	(751)	(2,000)
Balance at end of the year	496	3,091	16,057	1,431
Accounts receivable used to secure bank borrowings	10,505	65,450	21,677
Secured debt	$ 41,902	261,051	30,599